Supplemental Guarantor Financial Information Income Statement (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Oct. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 837,926			$ 600,827		$ 608,111	$ 574,853	$ 554,446	$ 552,028	$ 1,668,149	$ 1,185,335		$ 2,503,487	$ 2,175,374	$ 1,916,830
Net sales to related parties				15,163							37,062		37,063	109,513	108,921
Transitional sales fees				0							1,837		1,513	4,551	0
Total net sales	837,926			615,990						1,668,149	1,224,234		2,542,063	2,289,438	2,025,751
Cost of sales	552,666			391,777						1,109,675	781,478		1,634,646	1,485,494	1,341,310
Gross profit	285,260	238,209	226,452	224,213	218,543	211,715	204,638	195,151	192,440	558,474	442,756		907,417	803,944	684,441
Related party license income													0	36,034	42,680
Operating expenses:
Selling, distribution, and marketing	(156,910)			(138,346)						(304,301)	(264,284)		(528,233)	(492,130)	(414,724)
General and administrative	61,630			43,913						133,916	94,525		197,526	167,595	136,703
Asset disposal and exit costs	(55)									(703)	0
Total operating expenses	218,485			182,259						437,514	358,809		749,985	659,725	551,427
Operating income (expense)	66,775			41,954						120,960	83,947		157,432	180,253	175,694
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	55,715			45,390						103,370	82,879		143,234	169,372	166,423
Other expense (income):
Interest expense	(7,512)			(4,737)						(13,234)	(9,461)		(18,027)	(9,924)	(9,149)
Other expense (income), net	3,548			(8,173)						4,356	(8,393)		(3,829)	957	122
Total other expense (income)	(11,060)			3,436						(17,590)	(1,068)		(14,198)	(10,881)	(9,271)
Income tax expense (benefit)	20,766			14,181						36,061	27,672		44,193	56,858	52,089
Equity (loss) in earnings of consolidated subsidiaries										(542)	0
Net income		19,541	24,293	31,209	23,998	30,990	26,292	26,383	31,308				99,041	114,973	90,845
Gain on sale of discontinued operations, net of tax													0	403	3,616
Net (income) loss attributable to non-controlling interest													0	(1,279)	16,550
Net income (loss)	34,407	19,541	24,293	31,209	23,998	29,711	26,292	26,383	31,308	66,767	55,207	95,608	99,041	113,694	107,395
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	(454)			5,381						271	(10,003)		19,248	8,647	(11,667)
Comprehensive income (loss) attributable to The WhiteWave Foods Company													118,289	122,341	95,728
Operating Segments [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	837,926			600,827						1,668,149	1,185,335		2,503,487	2,175,374	1,916,830
Net sales to related parties				15,163							37,062		37,063	109,513	108,921
Transitional sales fees											1,837		1,513	4,551
Total net sales				615,990							1,224,234		2,542,063	2,289,438	2,025,751
Cost of sales	552,666			391,777						1,109,675	781,478		1,634,646	1,485,494	1,341,310
Gross profit	285,260			224,213						558,474	442,756		907,417	803,944	684,441
Related party license income														36,034	42,680
Operating expenses:
Selling, distribution, and marketing	(156,910)			(138,346)						(304,301)	(264,284)		(528,233)	(492,130)	(414,724)
General and administrative	61,630			43,913						133,916	94,525		197,526	167,595	136,703
Asset disposal and exit costs	(55)									(703)			24,226
Total operating expenses	218,485			182,259						437,514	358,809		749,985	659,725	551,427
Operating income (expense)	66,775			41,954						120,960	83,947		157,432	180,253	175,694
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	55,715			45,390						103,370	82,879
Other expense (income):
Interest expense	(7,512)			(4,737)						(13,234)	(9,461)		18,027	9,924	9,149
Income (Loss) from Continuing Operations before Consolidated Entities and Equity Method Investments	34,949									67,309
Other expense (income), net	3,548			(8,173)						4,356	(8,393)		3,829	(957)	(122)
Income (Loss) from Subsidiaries, Net of Tax	0									0
Total other expense (income)	(11,060)			3,436						(17,590)	(1,068)		14,198	10,881	9,271
Income (loss) from continuing operations before income taxes and equity in earnings of subsidiaries													143,234	169,372	166,423
Income tax expense (benefit)	20,766			14,181						36,061	27,672		44,193	56,858	52,089
Income (loss) before equity in earnings of subsidiaries	34,949			31,209						67,309	55,207		99,041	112,514	114,334
Equity (loss) in earnings of consolidated subsidiaries	(542)			0						(542)	0		0	0	0
Net income														112,514	114,334
Gain on sale of discontinued operations, net of tax														403	3,616
Income (loss) from discontinued operations, net of tax														2,056	(27,105)
Net income (loss)														114,973	90,845
Net (income) loss attributable to non-controlling interest														(1,279)	16,550
Net income (loss)	34,407			31,209						66,767	55,207		99,041	113,694	107,395
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	(454)			5,381						271	(10,003)		19,248	8,647	(11,667)
Comprehensive income (loss) attributable to The WhiteWave Foods Company	33,953			36,590						67,038	45,204		118,289	122,341	95,728
Operating Segments [Member] | Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	0			0						0	0		0	0	0
Net sales to related parties														0	0
Transitional sales fees													0	0
Total net sales				0							0		0	0	0
Cost of sales	0			0						0	0		0	0	0
Gross profit	0			0						0	0		0	0	0
Related party license income														0	0
Operating expenses:
Selling, distribution, and marketing	0			0						0	0		0	0	0
General and administrative	20,395			15,133						50,470	35,361		76,178	5,604	0
Asset disposal and exit costs	0									0			0
Total operating expenses	20,395			15,133						50,470	35,361		76,178	5,604	0
Operating income (expense)	(20,395)			(15,133)						(50,470)	(35,361)		(76,178)	(5,604)	0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(623)			2,078						(3,210)	(4,212)
Other expense (income):
Interest expense	(7,152)			(4,733)						(12,517)	(9,473)		17,944	3,829	0
Income (Loss) from Continuing Operations before Consolidated Entities and Equity Method Investments	(1,362)									(4,321)
Other expense (income), net	(26,924)			(21,944)						(59,777)	(40,622)		90,608	(1,151)	0
Income (Loss) from Subsidiaries, Net of Tax	35,769									71,088
Total other expense (income)	19,772			17,211						47,260	31,149		(72,664)	4,980	0
Income (loss) from continuing operations before income taxes and equity in earnings of subsidiaries													(3,514)	(10,584)	0
Income tax expense (benefit)	739			1,157						1,111	(1,231)		(1,102)	(3,932)	0
Income (loss) before equity in earnings of subsidiaries	34,407			921						66,767	(2,981)		(2,412)	(6,652)	0
Equity (loss) in earnings of consolidated subsidiaries	0			30,288						0	58,188		101,453	120,346	0
Net income														113,694	0
Gain on sale of discontinued operations, net of tax														0	0
Income (loss) from discontinued operations, net of tax														0	0
Net income (loss)														113,694	0
Net (income) loss attributable to non-controlling interest														0	0
Net income (loss)	34,407			31,209						66,767	55,207		99,041	113,694	0
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	(454)			5,381						271	(10,003)		19,248	8,647	0
Comprehensive income (loss) attributable to The WhiteWave Foods Company	33,953			36,590						67,038	45,204		118,289	122,341	0
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	709,521			498,666						1,414,122	981,947		2,085,421	1,807,380	1,548,271
Net sales to related parties				15,163							37,062		37,063	109,513	108,921
Transitional sales fees											1,837		1,513	4,551
Total net sales				513,829							1,020,846		2,123,997	1,921,444	1,657,192
Cost of sales	479,801			331,035						962,897	660,726		1,386,336	1,268,785	1,126,601
Gross profit	229,720			182,794						451,225	360,120		737,661	652,659	530,591
Related party license income														36,034	42,680
Operating expenses:
Selling, distribution, and marketing	(127,968)			(115,354)						(246,097)	(218,128)		(435,120)	(405,741)	(332,260)
General and administrative	27,754			17,752						57,204	36,094		72,960	118,916	93,190
Asset disposal and exit costs	(55)									(703)			14,426
Total operating expenses	155,667			133,106						302,598	254,222		522,506	524,657	425,450
Operating income (expense)	74,053			49,688						148,627	105,898		215,155	164,036	147,821
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	43,264			35,899						83,864	75,845
Other expense (income):
Interest expense	(310)			0						(630)	0		0	6,284	9,291
Income (Loss) from Continuing Operations before Consolidated Entities and Equity Method Investments	26,601									53,959
Other expense (income), net	30,479			13,789						64,133	30,053		(84,776)	(1,865)	915
Income (Loss) from Subsidiaries, Net of Tax	9,168									17,129
Total other expense (income)	(30,789)			(13,789)						(64,763)	(30,053)		84,776	8,149	8,376
Income (loss) from continuing operations before income taxes and equity in earnings of subsidiaries													130,379	155,887	139,445
Income tax expense (benefit)	16,663			12,348						29,905	29,033		44,655	59,228	52,653
Income (loss) before equity in earnings of subsidiaries	35,769			23,551						71,088	46,812		85,724	96,659	86,792
Equity (loss) in earnings of consolidated subsidiaries	0			6,737						0	11,376		15,729	23,687	20,603
Net income														120,346	107,395
Gain on sale of discontinued operations, net of tax														0	0
Income (loss) from discontinued operations, net of tax														0	0
Net income (loss)														120,346	107,395
Net (income) loss attributable to non-controlling interest														0	0
Net income (loss)	35,769			30,288						71,088	58,188		101,453	120,346	107,395
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	(454)			5,381						271	(10,003)		19,248	8,647	(11,667)
Comprehensive income (loss) attributable to The WhiteWave Foods Company	35,315			35,669						71,359	48,185		120,701	128,993	95,728
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	128,405			102,161						254,027	203,388		418,066	367,994	368,559
Net sales to related parties													0	0	0
Transitional sales fees													0	0
Total net sales				102,161							203,388		418,066	367,994	368,559
Cost of sales	72,865			60,742						146,778	120,752		248,310	216,709	214,709
Gross profit	55,540			41,419						107,249	82,636		169,756	151,285	153,850
Related party license income														0	0
Operating expenses:
Selling, distribution, and marketing	(28,942)			(22,992)						(58,204)	(46,156)		(93,113)	(86,389)	(82,464)
General and administrative	13,481			11,028						26,242	23,070		48,388	43,075	43,513
Asset disposal and exit costs	0									0			9,800
Total operating expenses	42,423			34,020						84,446	69,226		151,301	129,464	125,977
Operating income (expense)	13,117			7,399						22,803	13,410		18,455	21,821	27,873
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	13,074			7,413						22,716	11,246
Other expense (income):
Interest expense	(50)			(4)						(87)	12		83	(189)	(142)
Income (Loss) from Continuing Operations before Consolidated Entities and Equity Method Investments	9,710									17,671
Other expense (income), net	(7)			(18)						0	2,176		(2,003)	2,059	(1,037)
Income (Loss) from Subsidiaries, Net of Tax	0									0
Total other expense (income)	(43)			14						(87)	(2,164)		2,086	(2,248)	895
Income (loss) from continuing operations before income taxes and equity in earnings of subsidiaries													16,369	24,069	26,978
Income tax expense (benefit)	3,364			676						5,045	(130)		640	1,562	(564)
Income (loss) before equity in earnings of subsidiaries	9,710			6,737						17,671	11,376		15,729	22,507	27,542
Equity (loss) in earnings of consolidated subsidiaries	(542)			0						(542)	0		0	0	0
Net income														22,507	27,542
Gain on sale of discontinued operations, net of tax														403	3,616
Income (loss) from discontinued operations, net of tax														2,056	(27,105)
Net income (loss)														24,966	4,053
Net (income) loss attributable to non-controlling interest														(1,279)	16,550
Net income (loss)	9,168			6,737						17,129	11,376		15,729	23,687	20,603
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	(445)			5,381						789	(10,003)		18,520	8,647	(11,667)
Comprehensive income (loss) attributable to The WhiteWave Foods Company	8,723			12,118						17,918	1,373		34,249	32,334	8,936
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	0			0						0	0		0	0	0
Net sales to related parties				0							0		0	0	0
Transitional sales fees											0			0
Total net sales				0							0		0	0	0
Cost of sales	0			0						0	0		0	0	0
Gross profit	0			0						0	0		0	0	0
Related party license income														0	0
Operating expenses:
Selling, distribution, and marketing	0			0						0	0		0	0	0
General and administrative	0			0						0	0		0	0	0
Asset disposal and exit costs	0									0			0
Total operating expenses	0			0						0	0		0	0	0
Operating income (expense)	0			0						0	0		0	0	0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	0			0						0	0
Other expense (income):
Interest expense	0			0						0	0		0	0	0
Income (Loss) from Continuing Operations before Consolidated Entities and Equity Method Investments	0									0
Other expense (income), net	0			0						0	0		0	0	0
Income (Loss) from Subsidiaries, Net of Tax	(44,937)									(88,217)
Total other expense (income)	0			0						0	0		0	0	0
Income (loss) from continuing operations before income taxes and equity in earnings of subsidiaries													0	0	0
Income tax expense (benefit)	0			0						0	0		0	0	0
Income (loss) before equity in earnings of subsidiaries	(44,937)			0						(88,217)	0		0	0	0
Equity (loss) in earnings of consolidated subsidiaries	0			(37,025)						0	(69,564)		(117,182)	(144,033)	(20,603)
Net income														(144,033)	(20,603)
Gain on sale of discontinued operations, net of tax														0	0
Income (loss) from discontinued operations, net of tax														0	0
Net income (loss)														(144,033)	(20,603)
Net (income) loss attributable to non-controlling interest														0	0
Net income (loss)	(44,937)			(37,025)						(88,217)	(59,564)		(117,182)	(144,033)	(20,603)
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	899			(10,762)						(1,060)	20,006		(37,768)	(17,294)	11,667
Comprehensive income (loss) attributable to The WhiteWave Foods Company	$ (44,038)			$ (47,787)						$ (89,277)	$ (49,558)		$ (154,950)	$ (161,327)	$ (8,936)